Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CREDIT SUISSE TRUST
Entity Central Index Key	0000941568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000031307
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 1
Trading Symbol	CCRSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRSX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 602,190,839
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$602,190,839
# of Portfolio Holdings	44
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	61.5%
United States Agency Obligations	24.2
Commodity Indexed Structured Notes	7.5
Short-Term Investments	6.8

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.550%, due 01/31/26	11.6%
U.S. Treasury Floating Rate Notes, 5.474%, due 04/30/25	7.4
U.S. Treasury Floating Rate Notes, 5.505%, due 01/31/25	7.3
U.S. Treasury Floating Rate Notes, 5.430%, due 07/31/25	5.8
U.S. Treasury Floating Rate Notes, 5.475%, due 10/31/25	5.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000218423
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 2
Trading Symbol	CCRRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRRX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 602,190,839
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$602,190,839
# of Portfolio Holdings	44
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	61.5%
United States Agency Obligations	24.2
Commodity Indexed Structured Notes	7.5
Short-Term Investments	6.8

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.550%, due 01/31/26	11.6%
U.S. Treasury Floating Rate Notes, 5.474%, due 04/30/25	7.4
U.S. Treasury Floating Rate Notes, 5.505%, due 01/31/25	7.3
U.S. Treasury Floating Rate Notes, 5.430%, due 07/31/25	5.8
U.S. Treasury Floating Rate Notes, 5.475%, due 10/31/25	5.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874